Acquisitions and dispositions (Details) - USD ($) $ in Millions				12 Months Ended
	Nov. 08, 2019	Jun. 29, 2018	Jan. 02, 2018	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Contingent payments				$ 6
Potential obligation to pay additional consideration, lower range				5
Potential obligation to pay additional consideration, upper range				$ 13
Contingent consideration payment period				2 years
Goodwill written off					$ 65
Promontory Interfinancial Network
Business Acquisition [Line Items]
Gain on disposal	$ 622
CenterSquare
Business Acquisition [Line Items]
Assets under management divested			$ 10,000
Goodwill written off			$ 52
Amherst Capital Management LLC
Business Acquisition [Line Items]
Goodwill written off		$ 13